Subsequent Events (Details) - HZO, Inc. and Subsidiaries - USD ($)	Aug. 06, 2026	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Subsequent Events
Current portion of notes payable		$ 22,590	$ 21,923	$ 16,349
Unsecured term loan | Subsequent events
Subsequent Events
Amount of the unsecured term loan	$ 1,000,000
Current portion of notes payable	$ 3,000,000